Warrants (Tables)	12 Months Ended
Dec. 31, 2024
Warrants
Schedule of black-scholes model

	December 31, 2022	December 31, 2023	December 31, 2024	December 31, 2024
	USD	USD	USD	RMB
Input
Share price	2.27	3.55	4.93	35.44
Risk-free interest rate	4.02%	3.95%	4.26%	4.26%
Volatility	65.2%	60.6%	59.5%	59.5%
Exercise price	11.50	11.50	2,300	16,533
Warrant life (yr)	4.71 years	3.71 years	2.71 years	2.71 years

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

Description	Warrant Liability		Quoted Prices In Active Markets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Other Unobservable Inputs (Level 3)
December 31, 2023	RMB	62,200	RMB	-	RMB	-	RMB	62,200
December 31, 2024	RMB	-	RMB	-	RMB	-	RMB	-

Schedule of Warrants activities

Private Warrants	Warrants	Weighted Average Exercise Price Per Share	Average Remaining Period (Years)
Outstanding as of December 31, 2022	270,500	$11.50	4.71
Issued	-	-	-
Forfeited	-	-	-
Exercised	-	-	-
Expired	-	-	-
Outstanding as of December 31, 2023	270,500	$11.50	3.71
Issued	-	-	-
Forfeited	-	-	-
Exercised	-	-	-
Expired	-	-	-
Outstanding as of December 31, 2024	270,500	$2,300	2.71